Organization - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 shares	Dec. 31, 2014 shares	Dec. 31, 2018 USD ($) shares	Feb. 22, 2017	Jun. 30, 2016	Jun. 27, 2008	Jun. 23, 2008
American Depositary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering		8,993,000
Proceeds from issuance of shares | $		$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering	2,424,801
Proceeds from issuance of shares | $	$ 97,344
Class A Ordinary Shares [Member]
Summary of Investment Holdings [Line Items]
Shares converted into Class A ordinary shares from Class B ordinary shares during the period			0	0	61,824,328	6,964,612
Ordinary shares outstanding		36,347,496	118,056,345	117,140,856			118,056,345
Class A Ordinary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering		8,993,000
VIE Structure Concentration Risk [Member] | Net Revenues [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage			9.30%	4.40%	5.50%
VIE Structure Concentration Risk [Member] | Assets, Total [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage			14.80%	21.10%
VIE Structure Concentration Risk [Member] | Liabilities, Total [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage			6.50%	6.70%
Consolidated VIEs [Member]
Summary of Investment Holdings [Line Items]
Amounts due from PRC subsidiaries			¥ 169,546	¥ 381,388			$ 24,659
Inter-company balances between VIE and WFOE and Autohome HK			¥ 509,899	¥ 1,031,877			$ 74,162
Exclusive technical consulting and service agreements [Member]
Summary of Investment Holdings [Line Items]
Term of agreement				30 years
Extension option in agreement term				10 years
Telstra Holdings Pty Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent										55.00%	100.00%
Selling Shareholders of Cheerbright, China Topside and Norstar [Member]
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by selling shareholders										45.00%
Ping An Insurance (Group) Company of China Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent			52.40%				52.40%	6.50%	47.40%